Revenue - Additional information (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Expected period of satisfaction of amount expected to be recognized	1 year
Transaction price allocated to the remaining performance obligations	¥ 97,919,000	¥ 108,005,000	¥ 193,988,000
Minimum
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining licensing period	1 year	1 year	1 year
Membership fee income recognition period	1 month
Maximum
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining licensing period	10 years	10 years	10 years
Membership fee income recognition period	1 year
Loyalty points revenue recognition period	1 year
- License fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Amount expected to be recognized as revenue	¥ 40,954,000	¥ 46,754,000	¥ 51,658,000